May 4, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Subject:    Nationwide Variable Account-12
  Nationwide Life Insurance Company
  SEC File No. 333-108894
  CIK No. 0001173507

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Variable Account-12 (the “Variable Account”) and Nationwide Life Insurance Company, we hereby submit the form of the prospectus. This prospectus differs from the prospectus filed in Post-Effective Amendment No. 8 for the Variable Account that went effective on May 1, 2006 only in that it contains additional non-material, clarifying disclosure.

Please contact the undersigned at (614) 249-5432 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY

/s/ MICHAEL STOBART
Michael Stobart
Variable Products Securities Counsel